Income taxes	3 Months Ended
Dec. 31, 2022
Disclosure Of Income Tax [Abstract]
Income taxes

10. Income taxes

The Company had no assessable profit for the three months ended December 31, 2022 and the year ended September 30, 2022. A reconciliation of the provision for income taxes computed at the combined Canadian federal and provincial statutory rate to the provision for income taxes as shown in the statements of comprehensive loss is as follows:

	Three months ended	Year ended	Year ended
	December 31, 2022	September 30, 2022	September 30, 2021
	($)	($)	($)
Net loss before income taxes	(2,639)	(17,361)	(15,006)
Canadian federal and provincial income tax rates	27%	27%	27%
Income tax recovery based on Canadian federal and provincial income tax rates	(713)	(4,687)	(4,052)

Reconciling items:
Difference in foreign tax rates	12	210	6
Deferred tax assets (not recognized) recognized	(52)	3,282	2,507
Stock-based compensation	291	849	751
Non-taxable dividends	(5)	(106)	—
Fair value change in warrant liability	(79)	(1,080)	408
Tax rate difference on fair value change in marketable securities	(137)	12	—
Permanent difference and others	248	1,505	380
	(435)	(15)	—

Gold Royalty Corp.

Notes to Consolidated Financial Statements

For the three months ended December 31, 2022 and the years ended September 30, 2022 and 2021

(Expressed in thousands of United States dollars unless otherwise stated)

10. Income taxes (continued)

The significant components of deferred income tax assets and liabilities were as follows:

	Three months ended	Year ended	Year ended
	December 31, 2022	September 30, 2022	September 30, 2021
	($)	($)	($)
Deferred tax assets and (liabilities):
Non-capital losses	1,396	897	591
Capital losses	63	63	—
Marketable securities	(63)	19	4
Undeducted financing fees	74	86	114
Other deferred tax assets	94	80	192

Royalty assets	(136,261)	(136,241)	(41,762)
Mineral and royalty interests	—	—	(1,635)
Other deferred tax liabilities	(391)	(427)	(204)
	(135,088)	(135,523)	(42,700)

At December 31, 2022, September 30, 2022 and 2021, deductible temporary differences for which no deferred tax assets are recognized are below:

	Three months ended	Year ended	Year ended
	December 31, 2022	September 30, 2022	September 30, 2021
	($)	($)	($)
Deducted temporary differences are recognized:
Non-capital losses	22,652	22,386	9,341
Marketable securities	2,503	2,704	759
Other deferred tax assets	3,853	4,294	1
	29,008	29,384	10,101

The deferred tax assets have not been recognized in the consolidated financial statements, as the Company does not consider it more likely than not that those assets will be realized in the future. As of December 31, 2022, the Company had Canadian net operating loss carryforwards of $26,780 which expire between 2039 and 2042. As of December 31, 2022, there are U.S. net operating loss carryforwards of $1,232, of which $1,071 expire between 2034 and 2036 and the remainder may be carried forward indefinitely.